Consolidated Balance Sheets and Statements of Operations and Comprehensive Loss Components	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Balance Sheet Detail
Consolidated Balance Sheets and Statements of Operations and Comprehensive Loss Components

Note 3. Balance Sheet Detail

	September 30,	December 31,
	2017	2016
	(in thousands)
Inventories:
Work-in-process	$1,071	$1,270
Finished goods	175	181
	$1,246	$1,451

Identifiable intangible assets were (dollar amounts in thousands):

September 30, 2017
		Gross		Net
	Life	Carrying	Accumulated	Carrying
	(years)	Amount	Amortization	Amount
Patent license	7	$ 780	$ 641	$ 139

December 31, 2016
		Gross		Net
	Life	Carrying	Accumulated	Carrying
	(years)	Amount	Amortization	Amount
Patent license	7	$ 780	$ 557	$ 223

Amortization expense has been included in research and development expense in the condensed consolidated statements of operations and comprehensive loss.  The estimated aggregate amortization expense to be recognized in future years is less than $0.1 million for the remainder of 2017 and $0.1 million in 2018.

Note 2: Consolidated Balance Sheets and Statements of Operations and Comprehensive Loss Components

	December 31,
	2016	2015
	(in thousands)
Inventories:
Work-in-process	$1,270	$1,478
Finished goods	181	119
	$1,451	$1,597

Prepaid expenses and other:
Prepaid software	$250	$287
Prepaid insurance	116	134
Interest receivable	17	48
Prepaid expenses and other	90	232
	$473	$701
Property and equipment, net:
Equipment, furniture and fixtures and leasehold improvements	$5,906	$5,646
Acquired software	304	334
	6,210	5,980
Less: Accumulated depreciation and amortization	(4,936)	(4,350)
	$1,274	$1,630

Intangible assets, net:

Identifiable intangible assets were (dollar amounts in thousands):

December 31, 2016
		Gross		Net
	Life	Carrying	Accumulated	Carrying
	(years)	Amount	Amortization	Amount
Patent license	7	$ 780	$ 557	$ 223

December 31, 2015
		Gross		Net
	Life	Carrying	Accumulated	Carrying
	(years)	Amount	Amortization	Amount
Patent license	7	$ 780	$ 446	$ 334

Amortization expense has been included in research and development expense in the consolidated statements of operations and comprehensive loss. The estimated aggregate amortization expense to be recognized in future years is approximately $0.1 million annually for 2017 through 2018.

Accrued expenses and other:

	December 31,
	2016	2015
	(in thousands)
Accrued wages and employee benefits	$1,051	$1,076
IC development and wafer costs	598	921
Interest payable	314	—
Professional fees and consulting	282	158
Deferred revenue	271	31
Employee stock purchase plan withholdings	200	323
Capital lease obligation	—	138
Other	57	17
	$2,773	$2,664

As of December 31, 2016 and 2015, the amounts in long-term liabilities comprised deferred rent.